Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 130,870	$ 2,181,246	$ 4,381,643	$ 786,823
Accounts receivable, net of allowance for doubtful account of $5,052 at December 31, 2019 and $129,365 at March 31, 2019 $23,046 at March 31, 2018, and $26,046 at December 31, 2017	1,258,229	1,225,911	1,201,117	166,731
Due from related parties	16,707	19,565	14,204	18,461
Inventories, at lower cost or market, principally average cost method	5,022,980	4,772,597	2,405,007	1,792,314
Prepaid expenses	291,430	427,551	321,074	254,732
Current portion of right of use assets	496,095
Total Current Assets	7,216,311	8,626,870	8,323,045	3,019,061
Equipment, net of accumulated depreciation of $2,403,717 at December 31, 2019 and $516,144 at March 31, 2019	20,075,395	21,999,787	1,241,326	769,442
Other Assets:
Deposits	232,114	29,034	16,300
Licensing agreements, net of accumulated amortization of $145,833 at December 31, 2019 and $108,833 at March 31, 2019, $58,333 at March 31, 2018, and $45,833 at December 31, 2017	104,167	141,667	191,667	204,167
Patents, net of accumulated amortization of $437,760 at December 31, 2019 and $134,701 at March 31, 2019, March 31, 2018 and $25,166 at December 31, 2017	6,636,245	6,939,304	900,373	924,834
Other Intangible Assets, net of accumulated amortization of $791,008 at December 31, 2019 and $61,803 at March 31, 2019	2,808,688	5,850,502
Right of Use Assets - Operating Leases	3,672,676
TOTAL ASSETS	40,745,596	43,587,164	10,672,711	4,917,504
Current Liabilities:
Accounts payable	4,278,052	1,920,344	479,465	476,893
Factoring liability	936,750
Accrued liabilities	784,271	531,434	541,210	254,774
Convertible note payable				1,575,000
Note payable related party	415,000			100,000
Current portion of operating lease liability	496,095
Insurance premium note payable	73,508	230,597	99,907	6,880
Current portion of note payable related party	5,803,800	1,500,000
Contingent consideration payable		300,000
Total Current Liabilities	12,787,476	4,482,375	1,120,582	2,413,547
Long-term Liabilities:
Convertible promissory notes, net of $24,144 of note issuance costs at March 31, 2019		275,856
Contingent consideration payable	900,000	900,000
Note payable related party		8,400,000
Operating Lease Liability, net of current portion	3,672,676
Total Liabilities	17,360,152	14,058,231	1,120,582	2,413,547
Shareholders' Equity:
Common stock value	45,906	44,013	28,394	22,488
Additional paid-in capital	52,940,185	48,935,485	17,264,888	8,430,394
Stock subscription receivable				(5,000)
Accumulated (Deficit)	(29,600,647)	(19,450,565)	(7,741,153)	(5,943,925)
Total Shareholders' Equity	23,385,444	29,528,933	9,552,129	2,503,957
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 40,745,596	$ 43,587,164	$ 10,672,711	$ 4,917,504